Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Stock Option and Restricted Stock Units Activity
The following is a summary of, the 2005 Plan and the 2015 Plan, which includes stock options and restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2017	18,751
Restricted stock units granted	(1,391)
Restricted stock units forfeited	27

Available for grant at December 31, 2017	17,387
Restricted stock units granted	(1,622)
Restricted stock units forfeited	22

Available for grant at December 31, 2018	15,787
Restricted stock units granted	(1,584)
Restricted stock units forfeited	57

Available for grant at December 31, 2019	14,260

Summary of Stock Option Activity
A summary of the stock option activity and related information is as follows:

	Number of Options Shares (in Thousands)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 201 7	258	1.47	0.25
Options exercised	(258)	1.47

Outstanding at December 31, 2017	—	—	—

Summary of Restricted Stock Units and Changes
A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2017	1,767	11.65	0.47
Restricted stock units granted	1,391	10.75
Restricted stock units vested	(1,593)	12.08
Restricted stock units forfeited	(27)	10.69

Non-vested at December 31, 2017	1,538	10.36	0.33
Restricted stock units granted	1,622	13.86
Restricted stock units vested	(1,517)	9.79
Restricted stock units forfeited	(22)	11.75

Non-vested at December 31, 2018	1,621	13.85	0.38
Restricted stock units granted	1,584	8.01
Restricted stock units vested	(1,505)	14.12
Restricted stock units forfeited	(57)	9.59

Non-vested at December 31, 2019	1,643	8.08	0.29

Stock-based Compensation Expense
The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2017, 2018 and 2019.

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Cost of sales	293	390	305
Research and development	9,255	13,278	9,927
Sales and marketing	3,167	3,407	1,789
General and administrative	2,779	3,704	2,570

	15,494	20,779	14,591